Organization and Business (Details)	12 Months Ended
	Dec. 31, 2012
Real Estate Properties
Colonial Properties Trust's ownership percentage in CRLP	92.50%
Properties owned	125
Number of states in which entity operates	11
Multifamily real estate
Real Estate Properties
Number of real estate properties	114
Number of units/sq feet in real estate properties	34,497	[1]
Multifamily real estate | Partially-Owned Properties
Real Estate Properties
Number of real estate properties	1
Multifamily real estate | Consolidated Properties
Real Estate Properties
Number of real estate properties	112	[2]
Number of units/sq feet in real estate properties	33,851	[1]
Multifamily real estate | Unconsolidated Properties
Real Estate Properties
Number of real estate properties	2
Number of units/sq feet in real estate properties	646	[1]
Commercial real estate
Real Estate Properties
Number of real estate properties	11
Number of units/sq feet in real estate properties	2,517,000	[1]
Commercial real estate | Consolidated Properties
Real Estate Properties
Number of real estate properties	8
Number of units/sq feet in real estate properties	2,167,000	[1]
Commercial real estate | Unconsolidated Properties
Real Estate Properties
Number of real estate properties	3
Number of units/sq feet in real estate properties	350,000	[1]

[1]	Units refer to multifamily apartment units. Square feet refers to commercial space and excludes space owned by anchor tenants.
[2]	Includes one property partially-owned through a joint venture entity.